Stockholders' Equity (Details 2) - USD ($)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Stock option activity
Outstanding at the beginning of the period (in shares)	775,000	796,794	868,290
Exercised (in shares)		(21,794)	(20,000)
Expired (in shares)	(225,000)		(51,496)
Outstanding at the end of the period (in shares)	550,000	775,000	796,794
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 4.03	$ 3.96	$ 3.73
Exercised (in dollars per share)		1.30	1.00
Expired (in dollars per share)	1.62		1.17
Outstanding at the end of the period (in dollars per share)	$ 5.02	$ 4.03	$ 3.96
Weighted average remaining contractual Life
Outstanding and exercisable at the end of the period	8 months 12 days	1 year 4 months 24 days
Aggregate Intrinsic Value
Outstanding and exercisable at the end of the period		$ 18,000
Intrinsic value
Total intrinsic value of options exercised	$ 0	$ 10,948	$ 7,600